Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Assets Current	$ 32,689	$ 86,465
Assets Non-current	171,905	29,635
Liabilities Current	49,245	6,730
Liabilities Non-current	12,313	9
Interest rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	18	306
Assets Non-current	18,866	18,416
Liabilities Current	5,369
Liabilities Non-current	4,473
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	18
Assets Non-current	4,671
Liabilities Current	5,369
Interest rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current		306
Assets Non-current	14,195	18,416
Liabilities Non-current	4,473
Exchange rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	32,671	86,159
Assets Non-current	153,039	11,219
Liabilities Current	43,876	6,730
Liabilities Non-current	7,840	9
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	32,671	51,661
Assets Non-current	119,354	11,219
Liabilities Current	43,876	6,716
Liabilities Non-current	7,314	9
Exchange rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current		34,498
Assets Non-current	33,685
Liabilities Current		$ 14
Liabilities Non-current	$ 526